Other Income (Tables)	12 Months Ended
Dec. 31, 2016
Component of Operating Income [Abstract]
Components of Other Income
The components of other income for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2016	2015
ATM and check card fees	$614	$569
Wire transfer fees	106	90
Safe deposit box fees	92	89
Other	174	179
Total other income	$986	$927